497(j)


                 [Letterhead of Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave., NW
                              Washington, DC 20004]


   MARY JANE WILSON-BILIK
   DIRECT LINE: 202.383.0660
   Internet: mjwilson-bilik@sablaw.com

VIA EDGARLINK

                                                              May 7, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                   Re: Conseco Variable Insurance Company Separate Account L Post-Effective Amendment No. 1 to Form S-6
                        (File No. 333-53462)
                        --------------------------------------------------------

Commissioners:

         On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Variable Insurance Company Separate Account L (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus for the variable life policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on May 1, 2002.

         If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0660.

                                       Very truly yours,

                                       /s/ MARY JANE WILSON-BILIK
                                       --------------------------
                                       Mary Jane Wilson-Bilik

cc:  Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company